Fair Value of Financial Instruments	4 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	NOTE 4 – FAIR VALUE OF FINANCIAL INSTRUMENTS The carrying amounts of cash and cash equivalents approximate their fair values due to their short-term nature.